CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Loss	$ (52,334)	$ (1,496)	$ (17,897)
Other comprehensive loss:
Foreign currency translation adjustments	(3,022)	(2,205)	90
Reclassification adjustments for realized loss (gain) on hedging instruments, net	839	985	(1,931)
Unrealized gain (loss) on hedging instruments, net	(124)	(1,791)	568
Total comprehensive loss	$ (54,641)	$ (4,507)	$ (19,170)